BASIS OF PRESENTATION AND LIQUIDITY (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 09, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2019
Subsequent Event [Line Items]
Net loss		$ 1,388,525	$ 373,214	$ 4,950,087	$ 2,192,939	$ 7,020,137	$ 3,125,595
Cash used in operations				1,619,355	875,555	2,730,596	1,370,124
Stockholders deficit		2,991,280	$ 2,604,138	2,991,280	$ 2,604,138	4,124,858	2,857,654	$ 4,362,006	$ 2,470,098	$ 604,478
Cash		$ 6,188		$ 6,188		$ 703,825	$ 113,168
Subsequent Event [Member] | Secured Promissory Note [Member]
Subsequent Event [Line Items]
Proceeds from secured debt	$ 547,500